Shareholder Report, Average Annual Return (Details)	7 Months Ended	8 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A (with sales charge)
Average Annual Return, Percent			26.56%	6.32%	4.64%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C (with sales charge)
Average Annual Return, Percent			32.20%	6.77%	4.47%
Miller Value Partners Appreciation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Miller Value Partners Appreciation ETF NAV
Average Annual Return, Percent		29.49%
Miller Value Partners Leverage ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Miller Value Partners Leverage ETF NAV
Average Annual Return, Percent	23.74%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A (without sales charge)
Average Annual Return, Percent			34.09%	7.58%	5.26%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C (without sales charge)
Average Annual Return, Percent			33.20%	6.77%	4.47%
Without Sales Load [Member] | Class FI
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class FI (without sales charge)
Average Annual Return, Percent			33.97%	7.59%	5.24%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I (without sales charge)
Average Annual Return, Percent			34.45%	7.86%	5.55%
Without Sales Load [Member] | Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class IS (without sales charge)
Average Annual Return, Percent			34.60%	7.91%	5.62%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			36.35%	15.98%	13.38%
ICE BofA High Yield Master II [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA High Yield Master II
Average Annual Return, Percent			15.74%	4.58%	4.97%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			36.35%	15.98%	13.38%
ICE BofA High Yield Master II [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA High Yield Master II
Average Annual Return, Percent			15.74%	4.58%	4.97%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			36.35%	15.98%	13.38%
ICE BofA High Yield Master II [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA High Yield Master II
Average Annual Return, Percent			15.74%	4.58%	4.97%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			36.35%	15.98%	13.38%
ICE BofA High Yield Master II [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA High Yield Master II
Average Annual Return, Percent			15.74%	4.58%	4.97%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			36.35%	15.98%	13.38%
ICE BofA High Yield Master II [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA High Yield Master II
Average Annual Return, Percent			15.74%	4.58%	4.97%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent		18.13%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent	14.42%